UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 05/05/06


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      53
Form 13F Information Table Value Total:       $161,705


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     5010    95335 SH       DEFINED                 92640        0     2695
American Intl Group Inc        COM              026874107     6691   101238 SH       DEFINED                 98087        0     3151
Amgen Inc                      COM              031162100     2200    30235 SH       DEFINED                 28670        0     1565
Authentidate Holding Corp      COM              052666104       39    10000 SH       DEFINED                     0        0    10000
Automatic Data Processing Inc  COM              053015103     5695   124667 SH       DEFINED                120047        0     4620
Avery Dennison Corp            COM              053611109     4525    77374 SH       DEFINED                 74509        0     2865
BP P.L.C. Spons ADR            COM              055622104     1637    23747 SH       DEFINED                 22747        0     1000
Capital One Finl Corp          COM              14040H105     2526    31370 SH       DEFINED                 30185        0     1185
Carnival Corp                  COM              143658300     4942   104326 SH       DEFINED                101966        0     2360
Caterpillar Inc                COM              149123101      213     2960 SH       SOLE                     2960        0        0
Chevron Corp New               COM              166764100      555     9575 SH       DEFINED                  7429        0     2146
Citigroup Inc                  COM              172967101     1177    24921 SH       SOLE                    24921        0        0
Devon Energy Corp              COM              25179M103     4552    74416 SH       DEFINED                 71910        0     2506
Disney Walt Co.                COM              254687106     2988   107145 SH       DEFINED                104695        0     2450
EMC Corporation                COM              268648102     2353   172603 SH       DEFINED                164543        0     8060
Electronic Arts                COM              285512109     2239    40925 SH       DEFINED                 40000        0      925
Exxon Mobil Corp               COM              30231G102     3644    59879 SH       DEFINED                 58479        0     1400
Fannie Mae                     COM              313586109     2548    49567 SH       DEFINED                 47742        0     1825
First Data Corp                COM              319963104      339     7250 SH       SOLE                     7250        0        0
Gannett Company Inc            COM              364730101      599    10000 SH       SOLE                    10000        0        0
General Electric Co            COM              369604103     9251   265975 SH       DEFINED                259900        0     6075
Heinz H J Co                   COM              423074103      205     5400 SH       SOLE                     5400        0        0
Hewlett-Packard Co             COM              428236103     5926   180134 SH       DEFINED                174789        0     5345
Intl Business Machines         COM              459200101     4857    58889 SH       DEFINED                 56064        0     2825
JPMorgan Chase & Co            COM              46625H100     4594   110334 SH       DEFINED                106884        0     3450
Johnson & Johnson              COM              478160104     4625    78095 SH       DEFINED                 76170        0     1925
KB Home                        COM              48666K109      260     4000 SH       SOLE                     4000        0        0
Marsh & McLennan Cos Inc       COM              571748102      335    11400 SH       SOLE                    11400        0        0
Marriott Intl. Inc. CL A       COM              571903202      247     3600 SH       SOLE                     3600        0        0
McDonalds Corp                 COM              580135101      448    13040 SH       SOLE                    13040        0        0
Medtronic Inc                  COM              585055106     1882    37084 SH       DEFINED                 36034        0     1050
Microsoft Corp                 COM              594918104     3626   133270 SH       DEFINED                129365        0     3905
Motorola Inc                   COM              620076109     3612   157665 SH       DEFINED                152985        0     4680
Nordstrom Inc                  COM              655664100     8551   218245 SH       DEFINED                213160        0     5085
Omnicom Group                  COM              681919106     5785    69486 SH       DEFINED                 66951        0     2535
Pall Corp                      COM              696429307     4807   154112 SH       DEFINED                149017        0     5095
Pepsico Inc                    COM              713448108     5886   101853 SH       DEFINED                 98703        0     3150
Pfizer Inc                     COM              717081103     1765    70809 SH       DEFINED                 67349        0     3460
Pitney-Bowes, Inc              COM              724479100     1159    27000 SH       SOLE                    27000        0        0
Procter & Gamble Company       COM              742718109     6021   104484 SH       DEFINED                101127        0     3357
Qualcomm Inc.                  COM              747525103      822    16235 SH       SOLE                    16235        0        0
Raytheon Co New                COM              755111507      484    10550 SH       SOLE                    10550        0        0
Royal Dutch Shell Plc Cl A Adr COM              780259206      463     7436 SH       SOLE                     7436        0        0
Sara Lee Corp                  COM              803111103      617    34485 SH       SOLE                    34485        0        0
Schlumberger Limited           COM              806857108     8331    65822 SH       DEFINED                 63682        0     2140
Swift Energy Co                COM              870738101     3449    92059 SH       DEFINED                 89434        0     2625
Teva Pharmaceutical Inds ADR   COM              881624209     2686    65225 SH       DEFINED                 63365        0     1860
Texas Instruments Incorporated COM              882508104      520    16000 SH       SOLE                    16000        0        0
Vodafone Group Sponsored ADR   COM              92857W100     2109   100916 SH       DEFINED                 98511        0     2405
Wal Mart Stores Inc            COM              931142103     6513   137876 SH       DEFINED                134236        0     3640
Walgreen Co.                   COM              931422109     6554   151949 SH       DEFINED                149369        0     2580
Wyeth Corp                     COM              983024100      603    12426 SH       SOLE                    12426        0        0
Zimmer Holdings Inc            COM              98956P102      240     3555 SH       SOLE                     3555        0        0